Leases - Summary of information about lease lease liabilities (Detail) - EUR (€)	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Lease Liabilities [Line Items]
Lease liabilities	€ (212,865)	€ (250,184)
Current portion	(110,772)	(99,432)
Non-current portion	(102,093)	(150,752)
Office Lease [Member]
Disclosure Of Lease Liabilities [Line Items]
Lease liabilities	€ (212,865)	€ (250,184)